Supplemental Financial Statements Information - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Rigetti Holdings, Inc.
Supplemental Financial Statements Information [Line Items]
Depreciation	$ 3,705,006	$ 3,184,045	$ 4,299,263	$ 3,941,859